LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5%
	AEROSPACE & DEFENSE - 1.1%
664	AeroVironment, Inc.(a)	$ 99,348
2,302	Ducommun, Inc.(a)	134,943
991	HEICO Corporation, Class A	211,242
1,405	Howmet Aerospace, Inc.	191,923
6,548	Leonardo DRS, Inc.(a)	199,387
508	Moog, Inc., Class A	86,609
1,577	National Presto Industries, Inc.	160,444
425	Teledyne Technologies, Inc.(a)	218,883
152	TransDigm Group, Inc.	207,814
830	Woodward, Inc.	156,866
		1,667,459
	APPAREL & TEXTILE PRODUCTS - 0.3%
911	Ralph Lauren Corporation	247,008
3,028	Skechers USA, Inc., Class A(a)	184,678
		431,686
	ASSET MANAGEMENT - 2.3%
940	Affiliated Managers Group, Inc.	160,599
430	Ameriprise Financial, Inc.	231,039
1,434	Apollo Global Management, Inc.	214,053
1,110	Ares Management Corporation, Class A	189,743
3,466	Artisan Partners Asset Management, Inc., Class A	146,335
199	Blackrock, Inc.	194,578
1,048	Blackstone, Inc.	168,896
8,490	Blue Owl Capital, Inc.	182,790
1,510	Cohen & Steers, Inc.	131,974
2,613	F&G Annuities & Life, Inc.	111,262
13,567	GCM Grosvenor, Inc.	191,566
4,252	Janus Henderson Group plc	179,434
1,576	KKR & Company, Inc.	213,690
457	LPL Financial Holdings, Inc.	169,885
1,576	Raymond James Financial, Inc.	243,760
955	Stifel Financial Corporation	101,411
2,405	TPG, Inc.	132,660
3,507	Victory Capital Holdings, Inc.	224,588

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	ASSET MANAGEMENT - 2.3% (Continued)
6,938	Vitesse Energy, Inc.	$ 178,376
		3,366,639
	AUTOMOTIVE - 0.2%
3,006	Miller Industries, Inc.	174,108
899	Modine Manufacturing Company(a)	76,019
		250,127
	BANKING - 8.2%
2,982	1st Source Corporation	193,532
4,896	Amalgamated Financial Corporation	158,875
2,541	Ameris Bancorp	164,098
4,105	Arrow Financial Corporation	110,958
6,971	Associated Banc-Corporation	173,229
5,665	Banco Latinoamericano de Comercio Exterior S.A.	240,027
2,601	Bancorp, Inc. (The)(a)	145,188
1,518	Bank First Corporation	158,995
4,742	Bank of NT Butterfield & Son Ltd. (The)	183,990
2,233	Bank OZK	107,206
3,358	Bar Harbor Bankshares	107,859
1,440	BOK Financial Corporation	156,902
5,580	Byline Bancorp, Inc.	159,253
4,181	Cadence Bank	138,642
3,484	Capital City Bank Group, Inc.	129,256
3,055	Cathay General Bancorp	143,432
2,630	Citigroup, Inc.	210,269
1,778	City Holding Company	211,564
2,197	Commerce Bancshares, Inc.	142,915
3,341	Community Trust Bancorp, Inc.	182,385
7,259	CrossFirst Bankshares, Inc.(a)	116,071
1,646	East West Bancorp, Inc.	155,432
2,449	Enterprise Financial Services Corporation	144,687
3,731	Equity Bancshares, Inc., Class A	160,209
2,458	Esquire Financial Holdings, Inc.	189,561
3,165	FB Financial Corporation	159,896
3,757	Fifth Third Bancorp	163,317

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	BANKING - 8.2% (Continued)
9,255	First BanCorporation	$ 180,195
5,627	First Busey Corporation	134,992
1,317	First Business Financial Services, Inc.	69,985
69	First Citizens BancShares, Inc., Class A	141,316
10,347	First Commonwealth Financial Corporation	170,105
3,382	First Community Bankshares, Inc.	141,841
6,239	First Financial Bancorp	171,011
5,591	First Hawaiian, Inc.	150,454
4,232	Five Star Bancorp	128,907
10,220	FNB Corporation	151,665
9,593	Fulton Financial Corporation	190,133
3,203	German American Bancorp, Inc.	127,864
2,004	Great Southern Bancorp, Inc.	118,256
2,830	Hancock Whitney Corporation	161,678
2,816	HBT Financial, Inc.	70,400
1,163	Home Bancorp, Inc.	54,661
5,441	Home BancShares, Inc.	162,958
4,022	HomeTrust Bancshares, Inc.	147,688
10,503	Huntington Bancshares, Inc.	172,984
4,361	Independent Bank Corporation	148,187
2,598	International Bancshares Corporation	174,066
775	M&T Bank Corporation	148,583
3,188	Mercantile Bank Corporation	153,693
4,263	Metrocity Bankshares, Inc.	129,084
2,964	NBT Bancorp, Inc.	141,531
1,372	Nicolet Bankshares, Inc.	164,462
2,162	Northeast Bank	217,108
10,717	Northwest Bancshares, Inc.	135,249
4,087	OFG Bancorp	173,657
9,070	Old National Bancorp	215,413
3,923	Origin Bancorp, Inc.	151,899
3,518	Orrstown Financial Services, Inc.	117,853
1,139	Park National Corporation	189,575
2,300	Pathward Financial, Inc.	178,273

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	BANKING - 8.2% (Continued)
4,859	Peoples Bancorp, Inc.	$ 155,488
707	PNC Financial Services Group, Inc. (The)	135,687
1,727	Popular, Inc.	173,443
1,606	Preferred Bank	142,533
1,832	Prosperity Bancshares, Inc.	140,624
2,340	QCR Holdings, Inc.	176,272
5,633	Regions Financial Corporation	133,558
1,534	Republic Bancorp, Inc., Class A	104,051
3,984	S&T Bancorp, Inc.	160,236
4,843	SmartFinancial, Inc.	168,149
4,048	South Plains Financial, Inc.	142,652
1,585	SouthState Corporation	159,768
4,110	Stellar Bancorp, Inc.	119,560
4,164	Third Coast Bancshares, Inc.(a)	149,154
4,621	Towne Bank	170,422
1,004	UMB Financial Corporation	110,771
1,245	Wintrust Financial Corporation	154,965
2,840	WSFS Financial Corporation	154,184
		12,044,991
	BEVERAGES - 0.2%
85	Coca-Cola Consolidated, Inc.	120,456
3,222	Primo Brands Corporation	108,549
2,948	Vita Coco Company, Inc. (The)(a)	95,633
		324,638
	BIOTECH & PHARMA - 1.5%
500	Alnylam Pharmaceuticals, Inc.(a)	123,375
1,861	ANI Pharmaceuticals, Inc.(a)	115,177
3,243	Astria Therapeutics, Inc.(a)	20,885
1,104	Axsome Therapeutics, Inc.(a)	140,804
3,660	Catalyst Pharmaceuticals, Inc.(a)	83,777
2,651	Collegium Pharmaceutical, Inc.(a)	77,012
3,815	Edgewise Therapeutics, Inc.(a)	99,839
3,450	Exelixis, Inc.(a)	133,481
2,205	Gilead Sciences, Inc.	252,053

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	BIOTECH & PHARMA - 1.5% (Continued)
8,077	Innoviva, Inc.(a)	$ 144,740
1,810	Janux Therapeutics, Inc.(a)	59,531
508	Krystal Biotech, Inc.(a)	91,059
5,048	Liquidia Corporation(a)	78,194
2,920	Mirum Pharmaceuticals, Inc.(a)	138,904
1,093	Nuvalent, Inc., Class A(a)	81,953
2,571	Prestige Consumer Healthcare, Inc.(a)	217,891
1,389	Rhythm Pharmaceuticals, Inc.(a)	76,270
519	United Therapeutics Corporation(a)	166,106
1,430	Vera Therapeutics, Inc.(a)	42,800
7,202	Zymeworks, Inc.(a)	96,507
		2,240,358
	CHEMICALS - 1.3%
605	Air Products and Chemicals, Inc.	191,271
5,907	Axalta Coating Systems Ltd.(a)	213,892
923	Balchem Corporation	160,630
2,562	Corteva, Inc.	161,355
2,320	DuPont de Nemours, Inc.	189,706
882	Ecolab, Inc.	237,267
6,497	Element Solutions, Inc.	169,637
1,726	Hawkins, Inc.	181,213
1,825	RPM International, Inc.	226,099
444	Sherwin-Williams Company (The)	160,848
		1,891,918
	COMMERCIAL SUPPORT SERVICES - 2.1%
3,244	ABM Industries, Inc.	176,247
5,665	Aramark	209,888
4,984	Barrett Business Services, Inc.	200,606
1,730	Brink's Company (The)	162,689
2,086	Casella Waste Systems, Inc., Class A(a)	233,674
1,818	CBIZ, Inc.(a)	142,113
1,434	CorVel Corporation(a)	158,127
1,040	CRA International, Inc.	200,876
8,816	Ennis, Inc.	186,899

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
2,011	GEO Group, Inc. (The)(a)	$ 55,021
3,047	H&R Block, Inc.	166,092
6,724	Hackett Group, Inc. (The)	204,275
1,436	Huron Consulting Group, Inc.(a)	218,933
1,991	Korn Ferry	130,709
1,103	Republic Services, Inc.	261,433
3,885	Rollins, Inc.	203,535
974	Waste Management, Inc.	226,728
		3,137,845
	CONSTRUCTION MATERIALS - 0.4%
2,045	Knife River Corporation(a)	195,665
8,510	MDU Resources Group, Inc.	146,798
1,019	Owens Corning	156,966
634	Vulcan Materials Company	156,795
		656,224
	CONSUMER SERVICES - 1.0%
2,106	Adtalem Global Education, Inc.(a)	215,465
262	Graham Holdings Company, Class B	257,747
1,395	Grand Canyon Education, Inc.(a)	250,849
6,474	Laureate Education, Inc., Class A(a)	129,092
3,153	Perdoceo Education Corporation	80,717
2,446	Service Corp International	198,126
835	Stride, Inc.(a)	114,228
6,312	Universal Technical Institute, Inc.(a)	178,251
		1,424,475
	CONTAINERS & PACKAGING - 0.5%
2,359	Berry Global Group, Inc.	170,249
5,343	Graphic Packaging Holding Company	142,551
2,961	International Paper Company	166,852
3,433	Silgan Holdings, Inc.	186,447
		666,099
	DATA CENTER REIT - 0.2%
1,110	Digital Realty Trust, Inc.	173,515

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	DATA CENTER REIT - 0.2% (Continued)
204	Equinix, Inc.	$ 184,542
		358,057
	DIVERSIFIED INDUSTRIALS - 1.1%
1,111	3M Company	172,338
1,143	Dover Corporation	227,194
1,880	Emerson Electric Company	228,628
887	General Electric Company	183,591
1,035	Honeywell International, Inc.	220,341
825	Illinois Tool Works, Inc.	217,784
1,260	ITT, Inc.	177,962
2,077	Pentair PLC	195,653
		1,623,491
	E-COMMERCE DISCRETIONARY - 0.2%
6,938	Coupang, Inc.(a)	164,431
6,195	Liquidity Services, Inc.(a)	207,408
		371,839
	ELECTRIC UTILITIES - 3.1%
3,522	Alliant Energy Corporation	227,275
2,147	Ameren Corporation	218,049
1,862	American Electric Power Company, Inc.	197,465
5,516	CenterPoint Energy, Inc.	189,640
2,982	CMS Energy Corporation	217,835
669	Constellation Energy Corporation	167,615
1,666	DTE Energy Company	222,744
2,101	Duke Energy Corporation	246,846
3,150	Entergy Corporation	275,026
4,979	FirstEnergy Corporation	193,036
1,949	IDACORP, Inc.	229,807
3,833	Northwestern Energy Group, Inc.	214,380
815	NRG Energy, Inc.	86,154
4,913	OGE Energy Corporation	227,374
2,387	Pinnacle West Capital Corporation	220,893
7,247	PPL Corporation	255,167
2,669	Public Service Enterprise Group, Inc.	216,589

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	ELECTRIC UTILITIES - 3.1% (Continued)
2,573	Southern Company (The)	$ 231,030
2,430	Unitil Corporation	136,323
623	Vistra Corporation	83,270
2,177	WEC Energy Group, Inc.	232,264
2,872	Xcel Energy, Inc.	207,071
		4,495,853
	ELECTRICAL EQUIPMENT - 2.3%
665	Acuity Brands, Inc.	197,591
889	AMETEK, Inc.	168,288
3,302	Amphenol Corporation, Class A	219,913
4,507	API Group Corporation(a)	176,990
644	Argan, Inc.	83,958
936	Badger Meter, Inc.	196,869
1,179	Belden, Inc.	129,725
1,688	BWX Technologies, Inc.	175,501
423	Hubbell, Inc.	157,183
1,198	Itron, Inc.(a)	130,450
2,081	Johnson Controls International plc	178,258
249	Lennox International, Inc.	149,661
6,666	LSI Industries, Inc.	123,254
11,594	Mirion Technologies, Inc.(a)	180,055
505	OSI Systems, Inc.(a)	104,136
2,261	Otis Worldwide Corporation	225,603
1,296	SPX Technologies, Inc.(a)	188,762
695	Trane Technologies PLC	245,823
2,032	Trimble, Inc.(a)	146,263
1,044	Veritiv Holdings Company	99,357
736	Watts Water Technologies, Inc., Class A	157,931
		3,435,571
	ENGINEERING & CONSTRUCTION - 1.3%
1,931	AECOM	193,197
2,033	Arcosa, Inc.	170,528
2,312	Construction Partners, Inc., Class A(a)	167,759
939	Dycom Industries, Inc.(a)	153,865

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3% (Continued)
437	EMCOR Group, Inc.	$ 178,694
3,285	Frontdoor, Inc.(a)	149,402
2,545	Granite Construction, Inc.	210,165
326	IES Holdings, Inc.(a)	58,136
1,371	Jacobs Solutions, Inc.	175,639
2,728	Primoris Services Corporation	195,706
1,973	Tutor Perini Corporation(a)	57,986
1,486	VSE Corporation	176,091
		1,887,168
	ENTERTAINMENT CONTENT - 0.4%
4,775	Fox Corporation, Class A	275,040
2,988	Fox Corporation, Class B	161,561
900	Take-Two Interactive Software, Inc.(a)	190,782
		627,383
	FOOD - 0.7%
2,424	BellRing Brands, Inc.(a)	177,631
1,066	Cal-Maine Foods, Inc.	96,356
4,519	Fresh Del Monte Produce, Inc.	137,784
831	Ingredion, Inc.	108,537
2,212	Pilgrim's Pride Corporation(a)	120,311
2,031	Post Holdings, Inc.(a)	230,538
2,223	Seneca Foods Corporation, Class A(a)	180,508
		1,051,665
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
1,895	Louisiana-Pacific Corporation	188,875
2,269	Sylvamo Corporation	161,326
1,358	UFP Industries, Inc.	145,306
		495,507
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	183,800
6,080	VICI Properties, Inc.	197,539
		381,339
	GAS & WATER UTILITIES - 0.7%
2,307	Aris Water Solutions, Inc., Class A	72,578

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	GAS & WATER UTILITIES - 0.7% (Continued)
1,678	Atmos Energy Corporation	$ 255,274
2,875	Consolidated Water Company Ltd.	77,826
2,725	National Fuel Gas Company	204,920
7,200	NiSource, Inc.	293,832
2,532	Spire, Inc.	194,610
		1,099,040
	HEALTH CARE FACILITIES & SERVICES - 1.2%
1,667	Cardinal Health, Inc.	215,844
859	Cencora, Inc.	217,792
888	DaVita, Inc.(a)	131,317
2,036	Encompass Health Corporation	203,885
1,471	Ensign Group, Inc. (The)	189,980
1,558	HealthEquity, Inc.(a)	171,006
767	Labcorp Holdings, Inc.	192,548
1,036	Quest Diagnostics, Inc.	179,124
2,367	RadNet, Inc.(a)	131,297
3,749	Select Medical Holdings Corporation	68,194
655	Tenet Healthcare Corporation(a)	82,916
		1,783,903
	HEALTH CARE REIT - 0.7%
4,622	LTC Properties, Inc.	161,262
5,293	Omega Healthcare Investors, Inc.	194,994
12,806	Sabra Health Care REIT, Inc.	212,708
3,165	Ventas, Inc.	218,955
1,106	Welltower, Inc.	169,782
		957,701
	HOME & OFFICE PRODUCTS - 0.2%
4,228	HNI Corporation	196,982
2,494	Tempur Sealy International, Inc.	159,317
		356,299
	HOME CONSTRUCTION - 1.1%
1,695	Armstrong World Industries, Inc.	260,454
314	Cavco Industries, Inc.(a)	164,702
1,351	Century Communities, Inc.	93,800

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	HOME CONSTRUCTION - 1.1% (Continued)
1,452	Champion Homes, Inc.(a)	$ 148,830
1,981	Griffon Corporation	143,306
2,140	KB Home	130,540
2,184	Masco Corporation	164,193
7,733	Masterbrand, Inc.(a)	108,185
1,138	Meritage Homes Corporation	82,471
1,759	Patrick Industries, Inc.	159,365
2,575	Taylor Morrison Home Corporation(a)	158,723
		1,614,569
	HOTEL REIT - 0.3%
8,776	Apple Hospitality REIT, Inc.	129,973
1,590	Ryman Hospitality Properties, Inc.	157,235
11,904	Sunstone Hotel Investors, Inc.	124,754
		411,962
	HOUSEHOLD PRODUCTS - 0.4%
1,923	Church & Dwight Company, Inc.	213,837
781	Interparfums, Inc.	108,497
1,462	Kimberly-Clark Corporation	207,619
		529,953
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
1,925	AZZ, Inc.	185,012
771	Enpro, Inc.	140,384
1,003	Mueller Industries, Inc.	80,421
661	RBC Bearings, Inc.(a)	237,430
415	Valmont Industries, Inc.	144,574
		787,821
	INDUSTRIAL SUPPORT SERVICES - 0.9%
812	Applied Industrial Technologies, Inc.	203,471
883	DXP Enterprises, Inc.(a)	79,885
2,412	Fastenal Company	182,661
2,564	RB Global, Inc.	262,502
1,931	U-Haul Holding Company(a)	133,722
1,913	U-Haul Holding Company	117,745
217	United Rentals, Inc.	139,383

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9% (Continued)
405	Watsco, Inc.	$ 204,254
		1,323,623
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
3,474	Bank of New York Mellon Corporation (The)	309,012
1,022	Cboe Global Markets, Inc.	215,438
984	CME Group, Inc.	249,710
305	Evercore, Inc., Class A	73,749
173	Goldman Sachs Group, Inc. (The)	107,656
1,198	Houlihan Lokey, Inc.	207,673
642	Interactive Brokers Group, Inc., Class A	131,225
1,561	Intercontinental Exchange, Inc.	270,412
2,138	Jefferies Financial Group, Inc.	141,536
2,299	Moelis & Company, Class A	162,401
2,733	Nasdaq, Inc.	226,238
1,552	Northern Trust Corp.	171,061
8,161	Perella Weinberg Partners	188,601
262	Piper Sandler Companies	75,880
607	PJT Partners, Inc., Class A	96,671
3,235	SEI Investments Company	258,962
1,604	State Street Corporation	159,165
2,064	StoneX Group, Inc.(a)	249,063
1,733	Tradeweb Markets, Inc., Class A	234,596
		3,529,049
	INSURANCE - 5.9%
2,302	Aflac, Inc.	252,000
1,301	Allstate Corporation (The)	259,094
1,356	American Financial Group, Inc.	171,236
2,987	American International Group, Inc.	247,742
2,662	AMERISAFE, Inc.	136,987
624	Aon PLC, Class A	255,291
924	Arthur J Gallagher & Company	312,071
1,088	Assurant, Inc.	226,184
1,657	Assured Guaranty Ltd.	144,706
1,685	Axis Capital Holdings LTD.	163,243

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	INSURANCE - 5.9% (Continued)
2,434	Brown & Brown, Inc.	$ 288,526
794	Chubb Ltd.	226,671
1,286	Cincinnati Financial Corporation	190,084
4,071	CNA Financial Corporation	199,357
3,303	CNO Financial Group, Inc.	137,702
9,126	Donegal Group, Inc., Class A	159,614
3,848	Employers Holdings, Inc.	199,326
4,608	Equitable Holdings, Inc.	253,532
416	Everest Re Group Ltd.	146,940
1,074	Hanover Insurance Group, Inc. (The)	183,149
2,073	Hartford Financial Services Group, Inc. (The)	245,194
4,310	Horace Mann Educators Corporation	182,442
809	Jackson Financial, Inc., Class A	74,129
2,201	Kemper Corporation	148,744
2,733	Loews Corporation	236,869
1,028	Marsh & McLennan Companies, Inc.	244,500
2,800	MetLife, Inc.	241,304
5,171	NMI Holdings, Inc.(a)	188,431
6,985	Old Republic International Corporation	268,992
695	Primerica, Inc.	201,550
1,090	Progressive Corporation (The)	307,380
1,505	Prudential Financial, Inc.	173,226
5,168	Radian Group, Inc.	170,079
1,241	Reinsurance Group of America, Inc.	251,538
654	RenaissanceRe Holdings Ltd.	155,403
1,483	Ryan Specialty Group Holdings, Inc.	103,795
12,931	SiriusPoint Ltd.(a)	198,362
6,926	Tiptree, Inc.	156,735
504	Travelers Companies, Inc. (The)	130,279
5,944	Universal Insurance Holdings, Inc.	131,838
1,799	Unum Group	148,040
3,960	W R Berkley Corporation	249,797
782	Willis Towers Watson PLC	265,606
		8,627,688

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	INTERNET MEDIA & SERVICES - 0.6%
3,943	EverQuote, Inc.(a)	$ 105,988
702	GoDaddy, Inc., Class A(a)	126,009
6,116	HealthStream, Inc.	206,537
356	Spotify Technology S.A.(a)	216,452
789	VeriSign, Inc.(a)	187,687
		842,673
	LEISURE FACILITIES & SERVICES - 2.5%
3,281	Atlanta Braves Holdings, Inc., Class C(a)	132,454
2,062	Boyd Gaming Corporation	157,248
640	Brinker International, Inc.(a)	105,491
1,011	Choice Hotels International, Inc.	144,866
438	Churchill Downs, Inc.	51,903
989	Darden Restaurants, Inc.	198,255
978	Hilton Worldwide Holdings, Inc.	259,131
1,381	Light & Wonder, Inc.(a)	153,954
1,194	Live Nation Entertainment, Inc.(a)	171,172
873	Madison Square Garden Sports Corporation(a)	177,821
7,840	Marcus Corporation (The)	143,786
723	Marriott International, Inc., Class A	202,765
2,022	Monarch Casino & Resort, Inc.	185,175
10,481	OneSpaWorld Holdings Ltd.	199,977
429	Royal Caribbean Cruises Ltd.	105,577
2,024	Sphere Entertainment Company(a)	88,307
1,528	Starbucks Corporation	176,958
1,361	Texas Roadhouse, Inc.	250,546
1,141	TKO Group Holdings, Inc.(a)	171,880
2,775	Travel + Leisure Company	154,901
1,702	Wyndham Hotels & Resorts, Inc.	184,378
1,519	Yum! Brands, Inc.	237,526
		3,654,071
	LEISURE PRODUCTS - 0.2%
2,495	Acushnet Holdings Corporation	160,428
126	Axon Enterprise, Inc.(a)	66,585
		227,013

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	MACHINERY - 2.3%
3,793	Cadre Holdings, Inc.	$ 127,521
525	Caterpillar, Inc.	180,574
4,127	CECO Environmental Corporation(a)	102,680
1,127	Crane Company	183,690
374	Curtiss-Wright Corporation	120,301
348	Deere & Company	167,315
2,980	Donaldson Company, Inc.	205,888
4,342	Enerpac Tool Group Corporation	200,904
1,331	Esab Corporation	166,774
791	ESCO Technologies, Inc.	130,420
1,966	Federal Signal Corporation	159,796
1,857	Flowserve Corporation	102,209
2,056	Franklin Electric Company, Inc.	210,020
7,651	Gates Industrial Corporation plc(a)	165,568
406	Kadant, Inc.	152,039
6,680	Mueller Water Products, Inc., Class A	172,077
388	Parker-Hannifin Corporation	259,382
615	Snap-on, Inc.	209,820
867	Standex International Corporation	161,245
4,059	Zurn Elkay Water Solutions Corporation	143,810
		3,322,033
	MEDICAL EQUIPMENT & DEVICES - 1.3%
4,802	Artivion, Inc.(a)	122,019
1,559	Boston Scientific Corporation(a)	161,809
1,573	GE HealthCare Technologies, Inc.	137,402
1,009	Glaukos Corporation(a)	121,100
1,836	Globus Medical, Inc., A(a)	147,468
1,353	Integer Holdings Corporation(a)	166,690
220	Intuitive Surgical, Inc.(a)	126,093
2,666	iRadimed Corporation	143,724
1,758	LeMaitre Vascular, Inc.	161,472
2,075	Merit Medical Systems, Inc.(a)	211,732
1,843	PROCEPT BioRobotics Corporation(a)	118,579
622	STERIS plc	136,380

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.3% (Continued)
549	Stryker Corporation	$ 212,017
		1,966,485
	METALS & MINING - 0.2%
1,024	Royal Gold, Inc.	150,528
1,390	Southern Copper Corporation	123,619
		274,147
	MORTGAGE FINANCE - 1.3%
22,288	AGNC Investment Corporation	232,464
10,350	Annaly Capital Management, Inc.	227,286
9,319	Arbor Realty Trust, Inc.	114,996
17,390	Dynex Capital, Inc.	244,677
14,799	Ellington Financial, Inc.	212,366
13,860	Franklin BSP Realty Trust, Inc.	187,803
14,330	Ladder Capital Corporation	170,097
12,684	PennyMac Mortgage Investment Trust	185,821
18,592	Rithm Capital Corporation	225,893
8,602	Starwood Property Trust, Inc.	176,513
		1,977,916
	OIL & GAS PRODUCERS - 1.7%
15,931	Antero Midstream Corporation	270,031
995	Cheniere Energy, Inc.	227,417
3,362	Coterra Energy, Inc.	90,740
1,610	DT Midstream, Inc.	154,705
811	EOG Resources, Inc.	102,948
1,049	Expand Energy Corporation	103,725
952	Gulfport Energy Corporation(a)	161,650
810	Hess Corporation	120,641
5,394	Kinder Morgan, Inc.	146,177
3,252	Magnolia Oil & Gas Corporation, Class A	76,129
1,221	Matador Resources Company	63,907
433	Murphy USA, Inc.	203,181
3,107	Northern Oil and Gas, Inc.	97,871
1,429	ONEOK, Inc.	143,457
1,398	Ovintiv, Inc.	60,757

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	OIL & GAS PRODUCERS - 1.7% (Continued)
718	Targa Resources Corporation	$ 144,835
2,914	Williams Companies, Inc. (The)	169,537
5,971	World Kinect Corporation	178,772
		2,516,480
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
6,502	Archrock, Inc.	176,334
3,347	Baker Hughes Company	149,243
9,438	DNOW, Inc.(a)	150,819
1,651	Helmerich & Payne, Inc.	43,768
4,953	Liberty Energy, Inc., Class A	85,538
10,513	MRC Global, Inc.(a)	127,943
3,197	Oceaneering International, Inc.(a)	70,622
12,621	Select Water Solutions, Inc., Class A	153,093
5,679	TechnipFMC plc	167,190
		1,124,550
	PUBLISHING & BROADCASTING - 0.6%
2,045	Liberty Media Corp-Liberty Formula One, Series A(a)	182,250
1,890	Liberty Media Corp-Liberty Formula One, Series C(a)	182,253
3,446	New York Times Company (The), Class A	165,718
6,562	News Corporation, Class A	187,804
6,487	News Corporation, Class B	209,401
		927,426
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,189	McGrath RentCorporation	145,058

	REAL ESTATE SERVICES - 0.2%
1,415	CBRE Group, Inc., Class A(a)	200,845
536	Jones Lang LaSalle, Inc.(a)	145,733
		346,578
	RENEWABLE ENERGY - 0.0%(c)
1,827	Cleanspark, Inc.(a)	14,598

	RESIDENTIAL REIT - 0.2%
4,423	American Homes 4 Rent, Class A	163,695

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	RESIDENTIAL REIT - 0.2% (Continued)
795	AvalonBay Communities, Inc.	$ 179,813
		343,508
	RETAIL - CONSUMER STAPLES - 0.7%
1,731	BJ's Wholesale Club Holdings, Inc.(a)	175,281
583	Casey's General Stores, Inc.	241,483
1,234	Hims & Hers Health, Inc.(a)	55,641
2,668	Kroger Company (The)	172,940
1,210	Ollie's Bargain Outlet Holdings, Inc.(a)	125,247
1,617	PriceSmart, Inc.	144,544
925	Sprouts Farmers Market, Inc.(a)	137,270
		1,052,406
	RETAIL - DISCRETIONARY - 1.8%
513	Asbury Automotive Group, Inc.(a)	137,689
793	AutoNation, Inc.(a)	144,619
1,382	Beacon Roofing Supply, Inc.(a)	159,510
3,870	Buckle, Inc. (The)	154,994
1,413	Build-A-Bear Workshop, Inc.	57,820
773	Dick's Sporting Goods, Inc.	174,002
4,642	Ethan Allen Interiors, Inc.	132,297
467	Group 1 Automotive, Inc.	214,624
2,981	La-Z-Boy, Inc.	134,860
616	Lowe's Companies, Inc.	153,162
891	Penske Automotive Group, Inc.	150,338
1,612	Ross Stores, Inc.	226,196
3,033	Rush Enterprises, Inc., Class A	176,885
2,359	TJX Companies, Inc. (The)	294,309
2,730	Tractor Supply Company	151,106
944	Williams-Sonoma, Inc.	183,684
		2,646,095
	RETAIL REIT - 2.3%
8,824	Acadia Realty Trust	203,481
2,990	Agree Realty Corporation	220,662
615	Alexander's, Inc.	131,819
7,974	Brixmor Property Group, Inc.	222,953

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	RETAIL REIT - 2.3% (Continued)
7,572	CBL & Associates Properties, Inc.	$ 236,095
10,758	CTO Realty Growth, Inc.	204,832
6,241	Essential Properties Realty Trust, Inc.	204,206
7,275	Four Corners Property Trust, Inc.	209,156
5,753	Getty Realty Corporation	180,644
7,572	InvenTrust Properties Corporation	225,494
7,615	Kimco Realty Corporation	168,292
4,437	Phillips Edison & Company, Inc.	165,056
2,803	Regency Centers Corporation	214,990
1,273	Simon Property Group, Inc.	236,893
3,256	SITE Centers Corporation	45,617
5,298	Tanger, Inc.	187,814
7,015	Urban Edge Properties	144,509
15,319	Whitestone REIT	208,645
		3,411,158
	SEMICONDUCTORS - 0.5%
847	Analog Devices, Inc.	194,861
1,241	Cirrus Logic, Inc.(a)	129,325
2,564	CTS Corporation	114,508
1,254	MACOM Technology Solutions Holdings, Inc.(a)	145,038
143	Monolithic Power Systems, Inc.	87,374
2,937	Photronics, Inc.(a)	61,207
		732,313
	SOFTWARE - 1.7%
3,610	ACI Worldwide, Inc.(a)	207,034
9,126	Adeia, Inc.	143,461
837	Aspen Technology, Inc.(a)	222,014
578	Autodesk, Inc.(a)	158,493
11,416	AvePoint, Inc.(a)	170,555
3,354	Box, Inc., Class A(a)	109,676
515	CommVault Systems, Inc.(a)	87,838
389	Duolingo, Inc.(a)	121,395
1,810	Fortinet, Inc.(a)	195,498
9,011	Gen Digital, Inc.	246,270

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	SOFTWARE - 1.7% (Continued)
320	MicroStrategy, Inc., Class A(a)	$ 81,738
268	Roper Technologies, Inc.	156,646
159	ServiceNow, Inc.(a)	147,832
2,472	SS&C Technologies Holdings, Inc.	220,132
268	Tyler Technologies, Inc.(a)	163,059
		2,431,641
	SPECIALTY FINANCE - 2.0%
860	American Express Company	258,827
820	Capital One Financial Corporation	164,451
402	Discover Financial Services	78,466
5,877	Enact Holdings, Inc.	202,051
2,104	Enova International, Inc.(a)	217,427
747	Federal Agricultural Mortgage Corporation, Class C	156,175
3,410	Fidelity National Financial, Inc.	220,047
1,369	GATX Corporation	228,692
7,856	MGIC Investment Corporation	193,336
1,963	Mr Cooper Group, Inc.(a)	220,582
1,292	Nelnet, Inc., Class A	158,128
3,048	OneMain Holdings, Inc.	163,800
1,719	PennyMac Financial Services, Inc.	178,174
6,325	SLM Corporation	190,952
1,912	Stewart Information Services Corporation	136,134
2,922	Synchrony Financial	177,307
		2,944,549
	SPECIALTY REIT - 0.3%
3,919	EPR Properties	207,981
1,558	Lamar Advertising Company, Class A	193,550
		401,531
	STEEL - 0.3%
2,642	ATI, Inc.(a)	153,658
479	Carpenter Technology Corporation	99,187
2,611	Commercial Metals Company	126,477
		379,322

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	TECHNOLOGY HARDWARE - 1.7%
7,667	A10 Networks, Inc.	$ 159,397
3,947	Avnet, Inc.	199,481
1,797	Benchmark Electronics, Inc.	71,808
4,630	Corning, Inc.	232,196
2,037	Crane NXT Company	113,705
634	Credo Technology Group Holding Ltd.(a)	34,984
733	F5, Inc.(a)	214,351
463	Fabrinet(a)	92,623
526	Garmin Ltd.	120,417
3,997	HP, Inc.	123,387
710	InterDigital, Inc.	151,684
937	Jabil, Inc.	145,160
596	Motorola Solutions, Inc.	262,372
1,173	NetApp, Inc.	117,077
2,032	Sanmina Corporation(a)	166,461
1,065	TD SYNNEX Corporation	146,427
7,187	TTM Technologies, Inc.(a)	173,279
		2,524,809
	TECHNOLOGY SERVICES - 2.3%
578	Automatic Data Processing, Inc.	182,174
1,022	Broadridge Financial Solutions, Inc.	246,527
2,023	Cognizant Technology Solutions Corporation, Class A	168,577
465	Equifax, Inc.	114,018
3,031	ExlService Holdings, Inc.(a)	146,852
374	FactSet Research Systems, Inc.	172,691
1,334	Fiserv, Inc.(a)	314,410
431	Gartner, Inc.(a)	214,776
3,839	Genpact Ltd.	204,312
1,044	International Business Machines Corporation	263,547
534	Moody's Corporation	269,104
635	Morningstar, Inc.	199,212
251	MSCI, Inc.	148,218
1,375	Paychex, Inc.	208,546
445	S&P Global, Inc.	237,514

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 71.5% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
790	Verisk Analytics, Inc.	$ 234,559
		3,325,037
	TELECOMMUNICATIONS - 0.2%
10,254	AT&T, Inc.	281,062

	TOBACCO & CANNABIS - 0.3%
4,667	Altria Group, Inc.	260,652
3,119	Turning Point Brands, Inc.	219,266
		479,918
	TRANSPORTATION & LOGISTICS - 0.8%
536	FedEx Corporation	140,914
3,475	Golar LNG Ltd.	133,232
1,052	Kirby Corporation(a)	109,639
2,108	Knight-Swift Transportation Holdings, Inc.	106,328
1,186	Matson, Inc.	170,867
286	Old Dominion Freight Line, Inc.	50,479
1,476	Ryder System, Inc.	242,757
1,715	SkyWest, Inc.(a)	169,631
970	XPO, Inc.(a)	119,271
		1,243,118
	TRANSPORTATION EQUIPMENT - 0.7%
1,064	Allison Transmission Holdings, Inc.	108,262
499	Cummins, Inc.	183,722
2,704	Greenbrier Companies, Inc. (The)	151,965
4,649	REV Group, Inc.	141,795
4,224	Trinity Industries, Inc.	131,324
1,327	Westinghouse Air Brake Technologies Corporation	245,972
		963,040
	WHOLESALE - CONSUMER STAPLES - 0.3%
1,858	Performance Food Group Company(a)	158,190
3,225	US Foods Holding Corporation(a)	231,168
		389,358
	WHOLESALE - DISCRETIONARY - 0.3%
3,397	Copart, Inc.(a)	186,156

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares				Fair Value
	COMMON STOCKS — 71.5% (Continued)
	WHOLESALE - DISCRETIONARY - 0.3% (Continued)
7,037	OPENLANE, Inc.(a)			$ 156,925
2,106	PC Connection, Inc.			134,363
				477,444

	TOTAL COMMON STOCKS (Cost $86,174,786)			105,217,277

	PREFERRED STOCK — 0.0%(c)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
313	Brookfield Property Preferred, L.P. (Cost $4,758)			5,055

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.5%
	U.S. TREASURY BILL — 13.5%
20,000,000	United States Treasury Bill(d) (Cost $19,858,141)	4.1100	05/01/25	19,861,350

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
2,093	Novartis A.G.- CVR (a)(b)(e) (Cost $0)	12/31/2029	$4	$ –

	TOTAL INVESTMENTS - 85.0% (Cost $106,037,685)			$ 125,083,682
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.0%			22,109,280
	NET ASSETS - 100.0%			$ 147,192,962

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of February 28, 2025 was $0, representing 0.00% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Zero coupon bond.
(e)	The fair value of this investment is determined using significant unobservable inputs.